Related Party Transactions - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Percentage of contingent fee	10.00%
Revolving Credit Facility
Related Party Transaction [Line Items]
Revolving note payable	$ 40,000,000
Beneficial Owner
Related Party Transaction [Line Items]
Percentage of contingent fee	10.00%
Beneficial Owner | Revolving Credit Facility
Related Party Transaction [Line Items]
Revolving note payable	62,500,000
Distribution Services
Related Party Transaction [Line Items]
Payments made to a stockholder for distribution services	8,900,444	6,146,245	4,882,534
Purchases of Raw Materials
Related Party Transaction [Line Items]
Payments made to a stockholder for distribution services	5,545,835	4,658,118	3,059,658
Rent and Associated Utilities and Maintenance
Related Party Transaction [Line Items]
Payments made to a stockholder for distribution services	175,399	678,371	707,686
Employee, Board Member, Subsidiary or Affiliates
Related Party Transaction [Line Items]
Payments made to a stockholder for distribution services	$ 0